Equity-Based Compensation - Schedule Of Unvested Restricted Stock Options (Detail) - Equity Incentive Plan 2021 [Member]	9 Months Ended
Sep. 30, 2021 $ / shares shares
Time Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units, Unvested at beginning of period | shares	0
Restricted Stock Units, Granted | shares	1,300,328
Restricted Stock Units, Vested | shares	0
Restricted Stock Units, Forfeited | shares	(2,656)
Restricted Stock Units, Unvested at end of period | shares	1,297,672
Weighted Average Grant Date Fair Value, Unvested at beginning of period | $ / shares	$ 0
Weighted Average Grant Date Fair Value, Granted | $ / shares	27.00
Weighted Average Grant Date Fair Value, Vested | $ / shares	0
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	27.00
Weighted Average Grant Date Fair Value, Unvested at end of period | $ / shares	$ 27.00
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units, Unvested at beginning of period | shares	0
Restricted Stock Units, Granted | shares	164,353
Restricted Stock Units, Vested | shares	0
Restricted Stock Units, Forfeited | shares	0
Restricted Stock Units, Unvested at end of period | shares	164,353
Weighted Average Grant Date Fair Value, Unvested at beginning of period | $ / shares	$ 0
Weighted Average Grant Date Fair Value, Granted | $ / shares	27.00
Weighted Average Grant Date Fair Value, Vested | $ / shares	0
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0
Weighted Average Grant Date Fair Value, Unvested at end of period | $ / shares	$ 27.00